Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [abstract]
Schedule of Issuances and Repurchases of Shares

	Number of shares
	Class A	Class B	Total

At December 31, 2021	266,490,063	46,041,185	312,531,248
Conversions	27,292,415	(27,292,415)	—
Vested awards(a)	342,351	—	342,351
At December 31, 2022	294,124,829	18,748,770	312,873,599
Vested awards(b)	1,373,921	—	1,373,921
At December 31, 2023	295,498,750	18,748,770	314,247,520

(a)In 2022 the Company delivered 226,691 RSUs, through the issuance of shares. Additionally, 115.66 Class A common shares were issued to our founder shareholders, as anti-dilutive shares.
(b)In 2023 the Company delivered1,373,921.00 shares, due to vesting of RSUs.

Schedule of Other Comprehensive Income

	2023	2022

Other comprehensive income (loss) that may be reclassified to profit or loss in subsequent periods (net of tax):

Exchange differences on translation of foreign operations	(41,266)	(18,243)
Accounts receivable from card issuers at fair value	(348,529)	(413,398)
Unrealized loss on cash flow hedge	(197,188)	(261,366)

Other comprehensive income (loss) that will not be reclassified to profit or loss in subsequent periods (net of tax):

Fair value of equity instruments designated at fair value	254,353	252,441
Effects of hyperinflationary accounting	12,181	7,865
Total	(320,449)	(432,701)